Supplemental Information - Summary of Consolidated Statements of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Information Of Statements Of Operations [Line Items]
Total income (loss) from discontinued operations	$ 29,538	$ 57,276	$ (69,736)
Research and development expense	15,298	18,347	14,234
Administration expenses	17,866	31,928	32,619
Finance costs	1,078	6,330	2,899
Employer's benefits	299	598	1,055
Share-based payments expense	1,864	4,232	6,194
Research And Development
Supplemental Information Of Statements Of Operations [Line Items]
Research and development tax credits	135	124	426
Salary subsidy		372	1,017
Rent subsidy		140	108
Research and development expense	135	636	1,551
Administration Expenses
Supplemental Information Of Statements Of Operations [Line Items]
Salary subsidy	14	325	1,457
Rent subsidy		86	63
Administration expenses	14	411	1,520
Loss From Discontinued Operations
Supplemental Information Of Statements Of Operations [Line Items]
Salary subsidy		2,502	4,758
Rent subsidy		682	426
Research and development tax credits		116	1,332
Total income (loss) from discontinued operations		3,300	6,516
Finance Costs
Supplemental Information Of Statements Of Operations [Line Items]
Interest accretion on long-term debt	521	4,388	2,209
Financing fees on warrant liability			709
Interest Expense On Provisions	393	90
Other interest expense, transaction and bank fees	(142)	413	485
Interest expense on lease liabilities	1,081	3,754	6,030
Lease modification and other remeasurements	(16,019)
Interest income	(775)	(73)	(451)
Finance costs	14,941	8,572	8,982
Employee Compensation Expense
Supplemental Information Of Statements Of Operations [Line Items]
Wages and salaries	8,336	19,731	32,410
Employer's benefits	1,762	3,201	5,443
Share-based payments expense	1,864	4,252	6,234
Employee compensation expense	$ 11,962	$ 27,184	$ 44,087